Significant Accounting Policies (Details) - Schedule of Changes in Liability for Product Warranty - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of changes in liability for product warranty [Abstract]
Balance at beginning	$ 1,918	$ 4,612
Additions and adjustments to cost of revenues	2,492	2,946
Reduction for payments and costs to satisfy claims	(3,087)	(5,640)
Balance at ending	$ 1,323	$ 1,918